Note 20 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Earnings Per Share [Text Block]
20.	Net earnings per common share

Diluted EPS is calculated using the “if-converted” method of calculating earnings per share in relation to the Convertible Notes, which were issued on
May 19, 2020.
As such, the interest (net of income tax) on the Convertible Notes is added to the numerator and the additional shares issuable on conversion of the Convertible Notes are added to the denominator of the earnings per share calculation to determine if an assumed conversion is more dilutive than no
assumption of conversion. The “if-converted” method is used if the impact of the assumed conversion is dilutive. The “if-converted” method is dilutive for the year ended
December 31, 2020.

The following table reconciles the basic and diluted common shares outstanding:

	Year ended December 31,
(in thousands of US dollars, except share information)	2020	2019

Net earnings attributable to Company	$49,074	$102,903
Adjusted numerator under the If-Converted Method	$49,074	$102,903

Shares issued and outstanding at beginning of period	39,845,211	39,213,136
Weighted average number of shares:
Issued during the period	140,657	336,426
Weighted average number of shares used in computing basic earnings per share	39,985,868	39,549,562
Assumed exercise of stock options acquired under the Treasury Stock Method	193,296	431,456
Number of shares used in computing diluted earnings per share	40,179,164	39,981,018